Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of Detailed Information about Other Income [Line Items]
Interest income		$ 83	$ 167
Other income	[1]	0	1,570
Total		$ 83	$ 1,737

[1]	Note i: For the six months ended June 30, 2024, the Group recognized $1.0 million of other income related to a license agreement that the Group determined to no longer provide negotiation rights to the licensee, and $0.5 million of income for a liability that was extinguished